Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	SOUTHWEST AIRLINES CO
Amendment Flag	false
Entity Central Index Key	0000092380
Retirement Savings Plan
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	SOUTHWEST AIRLINES CO
Amendment Flag	false
Entity Central Index Key	0000092380